UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007
                                               --------------

Check here if Amendment [ ]; Amendment Number: ______
   This Amendment (Check only one.):   [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Helios Advisors LLC
              -----------------------------------
Address:      780 Third Avenue
              -----------------------------------
              10th Floor
              -----------------------------------
              New York, NY 10017
              -----------------------------------

Form 13F File Number: 28-12060
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Aili M. Areng
       ----------------------------------
Title:   Chief Financial Officer
       ----------------------------------
Phone:   (212) 883-9040
       ----------------------------------

Signature, Place, and Date of Signing:

    /s/  Aili M. Areng            New York, New York          April 16, 2007
---------------------------    ------------------------   ---------------------
         [Signature]                [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                                 -----------------
Form 13F Information Table Entry Total:          31
                                                 -----------------
Form 13F Information Table Value Total:          146,037
                                                 -----------------
                                                 (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE

                                                    FORM 13F INFORMATION TABLE

    COLUMN 1              COLUMN 2      COLUMN 3    COLUMN 4           COLUMN 5         COLUMN 6    COLUMN 7         COLUMN 8
                          TITLE OF                   VALUE      SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
 NAME OF ISSUER            CLASS         CUSIP      (X$1000)    PRN AMT   PRN   CALL   DISCRETION   MANAGERS     SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------

AK STEEL HOLDING CORP       COM        001547108          23    100,000    SH   PUT        SOLE                100,000    0
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AMERICAN ELEC PWR INC       COM        025537101       6,572    134,800    SH              SOLE                134,800    0
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APACHE CORP                 COM        037411105      14,864    210,244    SH              SOLE                210,244    0
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BARRICK GOLD CORP           COM        067901108       3,283    115,000    SH              SOLE                115,000    0
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BROOKFIELD HOMES CORP       COM        112723101         215    100,000    SH   PUT        SOLE                100,000    0
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CAMERON INTERNATIONAL
CORP                        COM        13342B105       1,320    100,000    SH   CALL       SOLE                100,000    0
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CARBO CERAMICS INC          COM        140781105      12,629    271,300    SH              SOLE                271,300    0
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CONOCOPHILLIPS              COM        20825C104       8,886    130,000    SH              SOLE                130,000    0
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CYTEC INDS INC              COM        232820100       7,030    125,000    SH              SOLE                125,000    0
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DEVON ENERGY CORP NEW       COM        25179M103       3,676     53,100    SH              SOLE                 53,100    0
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EQUITABLE RESOURCES INC     COM        294549100       5,252    108,700    SH              SOLE                108,700    0
FREEPORT-MCMORAN
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COPPER & GOLD CMN           COM        35671D857       4,143     62,600    SH              SOLE                 62,600    0
------------------------------------------------------------------------------------------------------------------------------------
GOLDCORP INC NEW            COM        380956409       6,032    251,115    SH              SOLE                251,115    0
------------------------------------------------------------------------------------------------------------------------------------
HANOVER COMPRESSOR CO       COM        410768105       4,606    207,000    SH              SOLE                207,000    0
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HEXCEL CORPORATION          COM        428291108       4,014    202,200    SH              SOLE                202,200    0
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INGERSOLL-RAND
COMPANY CMN                 COM        G4776G101       7,691    177,327    SH              SOLE                177,327    0
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KB HOME                     COM        48666K109         787    125,000    SH   PUT        SOLE                125,000    0
------------------------------------------------------------------------------------------------------------------------------------
KINROSS GOLD CORP           COM        496902404       3,669    266,100    SH              SOLE                266,100    0
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LEAR CORP                   COM        521865AG0         179    256,000    SH   PUT        SOLE                256,000    0
------------------------------------------------------------------------------------------------------------------------------------
NATIONAL OILWELL
VARCO INC                   COM        637071101       7,390     95,000    SH              SOLE                 95,000    0
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

    COLUMN 1              COLUMN 2      COLUMN 3    COLUMN 4           COLUMN 5         COLUMN 6    COLUMN 7         COLUMN 8
                          TITLE OF                   VALUE      SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
 NAME OF ISSUER            CLASS         CUSIP      (X$1000)    PRN AMT   PRN   CALL   DISCRETION   MANAGERS     SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------

NORTHGATE MINERALS CORP     COM        666416102       4,044  1,165,300    SH              SOLE              1,165,300    0
------------------------------------------------------------------------------------------------------------------------------------
NUCOR CORP                  COM        670346105           6    100,000    SH   PUT        SOLE                100,000    0
------------------------------------------------------------------------------------------------------------------------------------
OCCIDENTAL PETROLEUM
CORP DEL                    COM        674599105       1,972     40,000    SH              SOLE                 40,000    0
------------------------------------------------------------------------------------------------------------------------------------
PRIDE INTL INC DEL          COM        74153Q102         301    236,200    SH   CALL       SOLE                236,200    0
------------------------------------------------------------------------------------------------------------------------------------
RYLAND GROUP INC            COM        783764103       2,157    300,000    SH   PUT        SOLE                300,000    0
------------------------------------------------------------------------------------------------------------------------------------
STREETTRACKS GOLD TR        GOLD SHS   863307104      20,111    305,917    SH              SOLE                305,917    0
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TITANIUM METALS CORP INC    COM        888339207       6,279    175,000    SH              SOLE                175,000    0
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TOLL BROTHERS INC           COM        889478103         175    100,000    SH   PUT        SOLE                100,000    0
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TRANSOCEAN INC              COM        G90078109       2,541     30,000    SH              SOLE                 30,000    0
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UNITED STATES STEEL
CORP NEW                    COM        912909108          70    381,500    SH   PUT        SOLE                381,500    0
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WEATHERFORD
INTERNATIONAL LT            COM        G95089101       6,120    135,710    SH              SOLE                135,710    0
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